Annual Fund Operating Expenses	Jan. 31, 2024
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.63%
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.58%
Class F Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	0.65%
Class F Prospectus | SDIT GOVERNMENT II FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Class F Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	0.20%	[1]
Class F Prospectus | SDIT TREASURY II FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Class F Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	0.20%	[2]
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.38%
Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.33%
Class Y Prospectus | SDIT GNMA FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.40%
Class CAA Prospectus | SDIT GOVERNMENT FUND | Class CAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.45%
Sweep Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.45%
Insitutional Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.20%

[1]	Effective May 31, 2024, the Fund's administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2025 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund (Board).
[2]	Effective May 31, 2024, the Fund's administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2025 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund (Board).